UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2026	Oct. 31, 2025
CURRENT ASSETS
Cash	$ 1,653,308	$ 572,807
Accounts receivable, net	21,270,035	12,382,623
Prepayment, net	5,582,523	0
Prepaid expenses, current	1,107,696	1,963,359
Other Receivables	113,118	5,073
Contract assets	1,838,135	1,158,370
Loan receivable, current	600,000	0
Due from related parties	347	490
Inventories	123	128
Interest receivable	3,500	10,500
Total current assets	32,168,785	16,093,350
NON-CURRENT ASSETS
Deferred offering costs	0	19,884
Prepaid expenses, non-current	0	105,000
Loan receivable, non-current	0	350,000
Operating lease assets, net	760,269	154,556
Property and equipment, net	179,688	201,539
Intangible assets, net	5,798	5,738
Deferred tax asset	411,177	248,908
Total non-current assets	1,356,932	1,085,625
TOTAL ASSETS	33,525,717	17,178,975
CURRENT LIABILITIES
Accounts payable	7,560,733	3,175,565
Advance from Customers	1,044,553	246
Payroll payable	89,959	15,009
Tax payables	1,548,762	1,138,911
Other payables	7,241,937	5,005,375
Contract liabilities	1,256,381	0
Operating lease liabilities – current	290,326	52,217
Estimated warranty liabilities	120,161	9,650
Total current liabilities	19,152,812	9,396,973
NON-CURRENT LIABILITIES
Operating lease liabilities – non-current	426,626	54,331
Total non-current liabilities	426,626	54,331
TOTAL LIABILITIES	19,579,438	9,451,304
SHAREHOLDERS’ EQUITY
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	11,257,406	4,222,882
Statutory reserve	666,232	512,732
Retained earnings	1,893,290	3,118,706
Accumulated other comprehensive income (loss)	128,530	(126,774)
Total Decent’s shareholders’ equity	13,948,496	7,727,671
Non-controlling interests	(2,217)	0
Total shareholders’ equity	13,946,279	7,727,671
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	33,525,717	17,178,975
Class A Ordinary shares
SHAREHOLDERS’ EQUITY
Common stock value	4,038	1,125
Class B Ordinary shares
SHAREHOLDERS’ EQUITY
Common stock value	$ 500	$ 500